S000071941 [Member] Investment Objectives and Goals - Nuveen Dividend Growth ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Dividend Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.